Rent Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease and Rental Expense [Line Items]
Fixed rent expense	$ 205,770	$ 200,006	$ 186,893
Contingent rent and other facility lease expenses	75,845	76,272	68,824
Total facility lease expense	$ 281,615	$ 276,278	$ 255,717